Acquisitions - Animal Hospital and Laboratory Acquisitions (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Consideration:
Cash, net of cash acquired	$ 599,655	$ 119,336
Earn-outs	6,600		$ 3,500
Allocation of the Purchase Price:
Goodwill	2,063,494		$ 1,517,650
Animal Hospitals And Laboratory Acquisitions
Consideration:
Cash	247,733	116,428
Cash acquired	(876)	(67)
Cash, net of cash acquired	246,857	116,361
Assumed debt	2,860	12,402
Holdbacks	6,972	4,497
Earn-outs	4,155	476
Fair value of total consideration transferred	260,844	133,736
Allocation of the Purchase Price:
Tangible assets	24,761	10,060
Identifiable intangible assets	32,016	34,130
Goodwill	205,394	93,645
Other liabilities assumed	(376)	(1,424)
Fair value of assets acquired and liabilities assumed	261,795	136,411
Noncontrolling interest	(951)	(2,675)
Total	$ 260,844	133,736
Weighted average amortization period	5 years
Goodwill recorded for acquisitions, fully deductible for income tax purposes	$ 199,100	$ 73,500
Animal Hospitals And Laboratory Acquisitions | Customer Relationships
Allocation of the Purchase Price:
Weighted average amortization period	5 years
Animal Hospitals And Laboratory Acquisitions | Trademarks
Allocation of the Purchase Price:
Weighted average amortization period	6 years
Animal Hospitals And Laboratory Acquisitions | Covenants
Allocation of the Purchase Price:
Weighted average amortization period	5 years